S000000561 [Member] Expense Example, No Redemption - Nuveen Louisiana Municipal Bond Fund	May 31, 2025 USD ($)
Nuveen Louisiana Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 501
Expense Example, No Redemption, 3 Years	674
Expense Example, No Redemption, 5 Years	861
Expense Example, No Redemption, 10 Years	1,402
Nuveen Louisiana Municipal Bond Fund - Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	64
Expense Example, No Redemption, 3 Years	202
Expense Example, No Redemption, 5 Years	351
Expense Example, No Redemption, 10 Years	786
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	166
Expense Example, No Redemption, 3 Years	514
Expense Example, No Redemption, 5 Years	887
Expense Example, No Redemption, 10 Years	$ 1,933